Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting, including Geographic Area Data and Major Customers
Operating Segments

Operating Segments	Years Ended December 31,
(in thousands)	2016	2015	2014
Operating income (GAAP) (a)	$573,382	534,107	431,640
Share-based compensation	43,728	41,549	30,790
TransFirst and Netspend M&A and integration expenses[1]	28,176	-	3,217
Litigation, claims, judgments or settlements	21,719	-	-
Acquisition intangible amortization	189,990	92,521	96,970
Adjusted operating income (non-GAAP) (b)	$856,995	668,177	562,617

Adjusted operating income by segment (non-GAAP):
North America Services (c)	$468,251	429,064	351,512
International Services (d)	56,774	60,087	55,123
Merchant Services (e)	307,595	150,225	134,872
Netspend (f)	160,371	137,837	128,285
Corporate Administration and Other	(135,996)	(109,036)	(107,175)
Adjusted segment operating income[2] (non-GAAP)	$856,995	668,177	562,617

Total revenues (GAAP) (g)	$4,170,077	2,779,541	2,446,877
Less: reimbursable items	259,543	280,192	253,899
Revenue before reimbursable items	3,910,534	2,499,349	2,192,978
Intersegment revenues	39,880	33,481	21,224
Segment revenue before reimbursable items (non-GAAP)	$3,950,414	2,532,830	2,214,202

Segment revenue before reimbursable items (non-GAAP):
North America Services	$1,206,013	1,147,254	954,082
International Services	313,631	331,159	341,785
Merchant Services	1,767,191	474,040	435,649
Netspend	663,579	580,377	482,686
Segment revenue before reimbursable items (non-GAAP)	$3,950,414	2,532,830	2,214,202

Total revenues (GAAP) (g)	$4,170,077	2,779,541	2,446,877
Less: reimbursable items	259,543	280,192	253,899
Revenue before reimbursable items	3,910,534	2,499,349	2,192,978
Less: interchange and assessments expenses	868,658	-	-
Net revenue[2] (non-GAAP) (h)	3,041,876	2,499,349	2,192,978
Intersegment revenues	39,880	33,481	21,224
Segment net revenue (non-GAAP)	$3,081,756	2,532,830	2,214,202

Segment net revenue (non-GAAP):
North America Services (i)	$1,206,013	1,147,254	954,082
International Services (j)	313,631	331,159	341,785
Merchant Services (k)	898,533	474,040	435,649
Netspend (l)	663,579	580,377	482,686
Segment net revenue (non-GAAP)	$3,081,756	2,532,830	2,214,202

Segment external net revenue (non-GAAP):
North America Services	$1,174,304	1,118,332	936,957
International Services	308,552	326,834	338,126
Merchant Services	898,175	473,806	435,209
Netspend	660,845	580,377	482,686
Segment external net revenue (non-GAAP)	$3,041,876	2,499,349	2,192,978

Operating margin (GAAP) (a)/(g)	13.8%	19.2%	17.6%

Adjusted operating margin on net revenue (non-GAAP) (b)/(h)	28.2%	26.7%	25.7%

Adjusted segment operating margin on net revenue (non-GAAP):
North America Services (c)/(i)	38.8%	37.4%	36.8%
International Services (d)/(j)	18.1%	18.1%	16.1%
Merchant Services (e)/(k)	34.2%	31.7%	31.0%
Netspend (f)/(l)	24.2%	23.7%	26.6%

[1]	Excludes share-based compensation
[2]

Net revenue and adjusted segment operating income are non-GAAP measures. Net revenue is total revenues less reimbursable items (such as postage), as well as, merchant acquiring interchange and assessment fees charged by the card associations or payment networks that are recorded by TSYS as expense.  Adjusted segment operating income excludes acquisition intangible amortization, TransFirst M&A expenses, share-based compensation and expenses associated with Corporate Administration and Other.

Total Assets by Segment

	As of December 31,
(in thousands)	2016	2015
North America Services	$5,595,747	3,485,924
Merchant Services	3,295,509	689,781
Netspend	1,474,595	1,504,740
International Services	296,663	348,714
Intersegment assets	(4,296,337)	(2,151,264)
Total assets	$6,366,177	3,877,895

Depreciation Expenses by segment

Operating Segments	Years Ended December 31,
(in thousands)	2016	2015	2014
Depreciation and amortization:
North America Services	$110,343	99,544	86,513
International Services	30,966	34,892	38,909
Merchant Services	25,553	18,268	14,571
Netspend	13,133	10,686	7,509
Segment depreciation and amortization	179,995	163,390	147,502
Acquisition intangible amortization	189,990	92,521	96,970
Corporate Administration and Other	3,561	2,353	2,148
Total depreciation and amortization	$373,546	258,264	246,620

Property and Equipment, Net of Accumulated Depreciation and Amortization

	As of December 31,
(in thousands)	2016	2015
United States	$236,913	241,814
Europe	38,866	41,953
Other	6,566	6,131
Total	$282,345	289,898

Revenues Based on Domicile of Company's Customers

	2016
(in thousands)	North America Services	International Services	Merchant Services	Netspend	Total	Percentage of Revenues
United States	$1,032,381	-	1,826,775	660,845	$3,520,001	84.4%
Europe[1]	788	306,106	227	-	307,121	7.4
Canada[1]	284,005	23	705	-	284,733	6.8
Mexico	14,887	447	-	-	15,334	0.4
Other[1]	17,804	24,322	762	-	42,888	1.0
Total	$1,349,865	330,898	1,828,469	660,845	$4,170,077	100.0%

	2015
(in thousands)	North America Services	International Services	Merchant Services	Netspend	Total	Percentage of Revenues
United States	$981,588	-	548,079	580,377	$2,110,044	75.9%
Europe[1]	796	303,832	22	-	304,650	11.0
Canada[1]	288,728	-	355	-	289,083	10.4
Mexico	16,558	-	-	-	16,558	0.6
Other[1]	18,329	40,198	679	-	59,206	2.1
Total	$1,305,999	344,030	549,135	580,377	$2,779,541	100.0%

	2014
(in thousands)	North America Services	International Services	Merchant Services	Netspend	Total	Percentage of Revenues
United States	$778,766	-	508,747	482,686	$1,770,199	72.3%
Europe[1]	781	304,308	-	-	305,089	12.5
Canada[1]	290,248	-	248	-	290,496	11.9
Mexico	16,216	-	-	-	16,216	0.7
Other[1]	16,305	47,888	684	-	64,877	2.7
Total	$1,102,316	352,196	509,679	482,686	$2,446,877	100.0%

[1]	Revenues are impacted by movements in foreign currency exchange rates